Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
506	iShares 20+ Year Treasury Bond ETF	$ 83,475	0.5
2,884	iShares Core S&P Small-Cap ETF	161,821	1.0
3,841	Vanguard Global ex-U.S. Real Estate ETF	164,817	1.0
2,360	Vanguard Real Estate ETF	164,846	1.0
6,848	Vanguard Russell 1000 Growth ETF	1,059,249	6.5
10,950	Vanguard Value ETF	975,207	6.0

	Total Exchange-Traded Funds
	(Cost $2,951,511)	2,609,415	16.0

MUTUAL FUNDS: 83.9%
	Affiliated Investment Companies: 83.9%
12,183	Voya High Yield Bond Fund - Class R6	85,522	0.5
28,865	Voya Index Plus LargeCap Portfolio - Class I	651,778	4.0
10,065	Voya Large-Cap Growth Fund - Class R6	416,072	2.6
35,277	Voya MidCap Opportunities Portfolio - Class I	406,743	2.5
101,455	Voya Multi-Manager Emerging Markets Equity Fund - Class I	960,778	5.9
192,496	Voya Multi-Manager International Equity Fund - Class I	1,703,588	10.4
121,073	Voya Multi-Manager International Factors Fund - Class I	898,359	5.5
160,020	Voya Multi-Manager Mid Cap Value Fund - Class I	1,048,134	6.4
42,238	Voya Small Company Portfolio - Class I	488,696	3.0
67,371	Voya U.S. High Dividend Low Volatility Fund - Class R6	657,537	4.0
119,696	Voya U.S. Stock Index Portfolio - Class I	1,633,853	10.0
105,136	VY® Invesco Comstock Portfolio - Class I	1,222,730	7.5
72,810	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	812,562	5.0
31,864	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	825,274	5.1
65,929	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	646,762	4.0
17,579	VY® T. Rowe Price Growth Equity Portfolio - Class I	$ 1,218,225	7.5

	Total Mutual Funds
	(Cost $17,621,099)	13,676,613	83.9

	Total Investments in Securities (Cost $20,572,610)	$ 16,286,028	99.9
	Assets in Excess of Other Liabilities	12,923	0.1
	Net Assets	$ 16,298,951	100.0

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,609,415	$–	$–	$2,609,415
Mutual Funds	13,676,613	–	–	13,676,613
Total Investments, at fair value	$16,286,028	$–	$–	$16,286,028

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$81,379	$(486)	$4,629	$85,522	$170	$(1)	$-
Voya Index Plus LargeCap Portfolio - Class I	857,942	84,565	(108,595)	(182,134)	651,778	-	2,499	-
Voya Large-Cap Growth Fund - Class R6	536,577	208,896	(231,686)	(97,715)	416,072	-	27,743	-
Voya MidCap Opportunities Portfolio - Class I	529,068	48,766	(87,155)	(83,936)	406,743	-	(1,188)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,315,782	143,103	(156,396)	(341,711)	960,778	-	2,695	-
Voya Multi-Manager International Equity Fund - Class I	2,166,187	322,828	(263,449)	(521,978)	1,703,588	-	(11,575)	-
Voya Multi-Manager International Factors Fund - Class I	1,071,508	198,982	(157,183)	(214,948)	898,359	-	(20,474)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,382,944	281,674	(200,150)	(416,334)	1,048,134	-	(44,825)	-
Voya Short Term Bond Fund - Class R6	104,438	40,843	(145,190)	(91)	-	496	(3,776)	-
Voya Small Company Portfolio - Class I	641,880	133,078	(88,276)	(197,986)	488,696	-	(6,213)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	853,459	134,401	(129,947)	(200,376)	657,537	-	14,646	-
Voya U.S. Stock Index Portfolio - Class I	1,723,027	1,040,774	(703,194)	(426,754)	1,633,853	-	(111,519)	-
VY® Invesco Comstock Portfolio - Class I	1,615,870	425,388	(370,029)	(448,499)	1,222,730	-	(71,327)	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	1,067,363	200,918	(162,881)	(292,838)	812,562	-	(33,026)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,064,801	91,665	(214,460)	(116,732)	825,274	-	(2,271)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	850,660	78,026	(107,957)	(173,967)	646,762	-	(1,774)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,604,662	146,298	(385,108)	(147,627)	1,218,225	-	(77,979)	-
	$17,386,168	$3,661,584	$(3,512,142)	$(3,858,997)	$13,676,613	$666	$(338,365)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $21,081,866.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$34,992
Gross Unrealized Depreciation	(4,830,830)
Net Unrealized Depreciation	$(4,795,838)